Form N-1A Cover	12 Months Ended
Jul. 31, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	The Weitz Funds
Entity Central Index Key	0001257927
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 28, 2026
Prospectus Date	Jul. 31, 2026